Investments - Fair Value of Investments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 2,590.6	$ 3,403.8
Fixed maturity securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	2,590.6	3,403.8
Unrealized gains	50.4	16.6
Unrealized losses	(0.6)	(8.8)
Fair value	2,640.4	3,411.6
Fixed maturity securities | U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	477.8	747.6
Unrealized gains	6.6	2.1
Unrealized losses	(0.2)	(3.1)
Fair value	484.2	746.6
Fixed maturity securities | Agencies
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	6.9	11.5
Unrealized gains	0.0	0.0
Unrealized losses	0.0	0.0
Fair value	6.9	11.5
Fixed maturity securities | Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	46.6	46.6
Unrealized gains	0.6	0.1
Unrealized losses	0.0	(0.3)
Fair value	47.2	46.4
Fixed maturity securities | Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,616.8	1,906.3
Unrealized gains	35.7	10.9
Unrealized losses	(0.3)	(4.0)
Fair value	1,652.2	1,913.2
Fixed maturity securities | Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	244.3	279.5
Unrealized gains	5.6	0.8
Unrealized losses	0.0	(1.2)
Fair value	249.9	279.1
Fixed maturity securities | Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1.0	0.0
Unrealized gains	0.0	0.4
Unrealized losses	0.0	0.0
Fair value	1.0	0.4
Fixed maturity securities | Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	197.2	412.3
Unrealized gains	1.9	2.3
Unrealized losses	(0.1)	(0.2)
Fair value	199.0	414.4
Short-term investments
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	111.3	221.9
Unrealized gains	0.0	0.2
Unrealized losses	0.0	0.0
Fair value	111.3	222.1
Short-term investments | U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	109.9	220.5
Unrealized gains	0.0	0.2
Unrealized losses	0.0	0.0
Fair value	109.9	220.7
Short-term investments | Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1.0	1.1
Unrealized gains	0.0	0.0
Unrealized losses	0.0	0.0
Fair value	1.0	1.1
Short-term investments | Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	0.4	0.3
Unrealized gains	0.0	0.0
Unrealized losses	0.0	0.0
Fair value	$ 0.4	$ 0.3